Offerings - Offering: 1	Sep. 19, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	367,634,098
Proposed Maximum Offering Price per Unit	0.74
Maximum Aggregate Offering Price	$ 272,049,232.52
Offering Note
(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional common shares as may be issued or issuable because of stock splits, stock dividends stock distributions, and similar transactions.

(2)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $0.74, the average of the high ($0.79) and low ($0.69) reported sales prices of the registrant’s common stock on the NYSE American LLC on September 15, 2025.